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                                            Variable Universal Life - Cash Value (VUL-CV)

                                      Flexible Premium Variable Universal Life Insurance Policy
                                         issued by: Midland National Life Insurance Company
                                        through the Midland National Life Separate Account A

                                                   Supplement dated June 24, 2008
                                                  to Prospectuses Dated May 1, 2008

This supplement will alter the prospectus listed above in the following manner:

The illustrations currently shown on pages 70-72 are here by deleted and replaced with the following:

                                         MIDLAND NATIONAL LIFE INSURANCE COMPANY - VUL - CV
                                           FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                                  ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-TOBACCO ISSUE AGE 35                                                                   ANNUAL RATE OF RETURN: 0%
$200,000 INITIAL FACE AMOUNT                                                                  ASSUMED MONTHLY PREMIUM(1): $164.00
                                           Assuming Current Costs                   Assuming Guaranteed Costs
                      Premiums
                Accumulated at                          Cash                                       Cash
   End of      5% Interest Per                     Surrender                                  Surrender
    Year                  Year   Policy Fund           Value  Death benefit   Policy Fund         Value  Death benefit
     1                   2,021         1,421               0        200,000         1,254             0        200,000
     2                   4,143         2,810               0        200,000         2,478             0        200,000
     3                   6,371         4,169             169        200,000         3,674             0        200,000
     4                   8,710         5,496           1,696        200,000         4,863         1,063        200,000
     5                  11,167         6,794           2,994        200,000         6,024         2,224        200,000
     6                  13,746         8,084           4,484        200,000         7,157         3,557        200,000
     7                  16,454         9,345           5,945        200,000         8,239         4,839        200,000
     8                  19,298        10,600           7,400        200,000         9,293         6,093        200,000
     9                  22,284        11,804           8,804        200,000        10,298         7,298        200,000
     10                 25,419        12,979          10,179        200,000        11,253         8,453        200,000
     15                 43,608        20,523          18,723        200,000        15,714        13,914        200,000
     20                 66,823        26,949          26,949        200,000        18,762        18,762        200,000
     25                 96,452        32,102          32,102        200,000        19,005        19,005        200,000
     30                134,266        34,074          34,074        200,000        14,412        14,412        200,000
     35                182,529        31,800          31,800        200,000         1,529         1,529        200,000
     40                244,125        22,334          22,334        200,000             0             0              0
     45                322,738             0               0              0             0             0              0
     50                423,072             0               0              0             0             0              0
     55                551,126             0               0              0             0             0              0
     60                714,558             0               0              0             0             0              0
     65                923,144             0               0              0             0             0              0
1.        ASSUMES A $164.00 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY MONTH. VALUES WOULD BE
     DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.        ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN
     THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT
BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT
RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF
YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE INDIVIDUAL POLICY YEARS. NO
REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED
INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

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                                         MIDLAND NATIONAL LIFE INSURANCE COMPANY - VUL - CV
                                           FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                                  ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-TOBACCO ISSUE AGE 35                                                                   ANNUAL RATE OF RETURN: 6%
$200,000 INITIAL FACE AMOUNT                                                                   ASSUMED MONTHLY PREMIUM(1): $164.00

                                              Assuming Current Costs                Assuming Guaranteed Costs
                         Premiums
                   Accumulated at                       Cash                                       Cash
   End of         5% Interest Per                  Surrender                                  Surrender
    Year                     Year  Policy Fund         Value  Death benefit   Policy Fund         Value  Death benefit
     1                      2,021        1,461             0        200,000         1,289             0        200,000
     2                      4,143        2,965             0        200,000         2,615             0        200,000
     3                      6,371        4,516           516        200,000         3,980             0        200,000
     4                      8,710        6,114         2,314        200,000         5,409         1,609        200,000
     5                     11,167        7,764         3,964        200,000         6,882         3,082        200,000
     6                     13,746        9,490         5,890        200,000         8,402         4,802        200,000
     7                     16,454       11,275         7,875        200,000         9,948         6,548        200,000
     8                     19,298       13,143         9,943        200,000        11,544         8,344        200,000
     9                     22,284       15,054        12,054        200,000        13,171        10,171        200,000
     10                    25,419       17,032        14,232        200,000        14,831        12,031        200,000
     15                    43,608       30,656        28,856        200,000        24,343        22,543        200,000
     20                    66,823       47,134        47,134        200,000        35,242        35,242        200,000
     25                    96,452       67,383        67,383        200,000        46,755        46,755        200,000
     30                   134,266       91,363        91,363        200,000        57,780        57,780        200,000
     35                   182,529      120,764       120,764        200,000        66,391        66,391        200,000
     40                   244,125      158,492       158,492        200,000        69,030        69,030        200,000
     45                   322,738      210,393       210,393        220,913        54,504        54,504        200,000
     50                   423,072      277,121       277,121        290,977             0             0              0
     55                   551,126      358,369       358,369        376,288             0             0              0
     60                   714,558      461,922       461,922        466,541             0             0              0
     65                   923,144      604,996       604,996        604,996             0             0              0
1.        ASSUMES A $164.00 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY MONTH. VALUES WOULD BE
     DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.        ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN
     THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.THE


HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES
OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF
YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE INDIVIDUAL POLICY YEARS. NO
REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED
INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

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                                         MIDLAND NATIONAL LIFE INSURANCE COMPANY - VUL - CV
                                           FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                                  ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-TOBACCO ISSUE AGE 35                                                                  ANNUAL RATE OF RETURN: 12%
$200,000 INITIAL FACE AMOUNT                                                                  ASSUMED MONTHLY PREMIUM(1): $164.00

                                             Assuming Current Costs                 Assuming Guaranteed Costs
                        Premiums
                  Accumulated at                       Cash                                         Cash
   End of        5% Interest Per                  Surrender                                    Surrender
    Year                    Year  Policy Fund         Value  Death benefit   Policy Fund           Value  Death benefit
     1                     2,021        1,506             0        200,000         1,329               0        200,000
     2                     4,143        3,147             0        200,000         2,775               0        200,000
     3                     6,371        4,937           937        200,000         4,351             351        200,000
     4                     8,710        6,892         3,092        200,000         6,096           2,296        200,000
     5                    11,167        9,032         5,232        200,000         8,004           4,204        200,000
     6                    13,746       11,399         7,799        200,000        10,093           6,493        200,000
     7                    16,454       13,995        10,595        200,000        12,358           8,958        200,000
     8                    19,298       16,868        13,668        200,000        14,843          11,643        200,000
     9                    22,284       20,002        17,002        200,000        17,550          14,550        200,000
     10                   25,419       23,448        20,648        200,000        20,504          17,704        200,000
     15                   43,608       50,124        48,324        200,000        41,166          39,366        200,000
     20                   66,823       94,691        94,691        200,000        75,350          75,350        200,000
     25                   96,452      170,703       170,703        228,742       132,765         132,765        200,000
     30                  134,266      298,817       298,817        364,556       231,218         231,218        282,086
     35                  182,529      513,437       513,437        595,587       395,182         395,182        458,411
     40                  244,125      874,232       874,232        935,428       669,210         669,210        716,055
     45                  322,738    1,483,760     1,483,760      1,557,948     1,130,813       1,130,813      1,187,354
     50                  423,072    2,494,783     2,494,783      2,619,523     1,885,465       1,885,465      1,979,738
     55                  551,126    4,147,053     4,147,053      4,354,406     3,087,314       3,087,314      3,241,680
     60                  714,558    6,907,734     6,907,734      6,976,812     5,072,180       5,072,180      5,122,901
     65                  923,144   11,744,914    11,744,914     11,744,914     8,625,050       8,625,050      8,625,050
1.        ASSUMES A $164.00 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY MONTH. VALUES WOULD BE
     DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.        ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN
     THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT
BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT
RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF
YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE INDIVIDUAL POLICY YEARS. NO
REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED
INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

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